Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2025 Fund	May 30, 2023
Fidelity Freedom 2025 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	(16.54%)
Past 5 years	3.59%
Since Inception	4.55%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.49%	[1]
F0551
Average Annual Return:
Past 1 year	(16.51%)
Past 5 years	3.63%
Since Inception	4.57%	[1]

[1]	A From June 7, 2017